Prepaid expenses - Summary of Prepaid Expenses (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Prepayments [Line Items]
Personnel		$ 703	$ 822
Suppliers	[1]	3,798	3,643
Other		685	833
Total		5,186	5,298
Current		5,120	5,143
Non-Current		$ 66	$ 155

[1]	Refers mainly to advances payment to hosting and software suppliers.